Summary of Significant Accounting Policies - Debt issuance costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 84	$ 0	$ 337	$ 306
Term Loan
Debt Instrument [Line Items]
Debt issuance costs	$ 100	$ 100	0	600
Amortization of debt issuance costs			$ 300	$ 300